Schedule of amounts related to lease recognized in profit or loss (Details)	12 Months Ended
	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Schedule Of Borrowings
Expense relating to short-term leases (included in cost of sales)		$ 452,192	$ 205,465	$ 26,320
Expense relating to short-term leases (included in administrative expenses)	$ 354,995
Expense relating to short-term leases (included in administrative expenses)	32,298	41,141	30,091	38,286
Expense relating to short-term leases (included in administrative expenses)	13,523	17,226	17,457	15,470
Expense relating to short-term leases (included in administrative expenses)	$ 400,816	$ 510,559	$ 253,013	$ 80,076